RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Schedule of related parties

Name of Related Party	Relationship to the Company
Ms. Fan Zhou	Controlling shareholder of the Company
China Youth Langton (Canada) Education Technology Co. Ltd. (“Langton”)	Related due to Ms. Fan Zhou and her immediate family member were directors of Langton before June 2021
PrideMax Express (“Express”)	Controlled by spouse of the general manager of Farvision Development
PrideMax Medical Supplies Inc.(“Medical”)	The general manager of Farvision Development was formally the sole director of Medical until June 1, 2020.
Jason Wang	General manager of Farvision Development
Kelly Xu	Operation manager and minority shareholder of Lowell
Rusheng Wu	Principal of Toronto ESchool and spouse of the minority shareholder of Toronto ESchool

Schedule of accounts receivable related party

	March 31,	March 31,
	2022	2021

Accounts receivable from Langton	$–	$286,272
Total	$–	$286,272

Schedule of due from related party

	March 31,	March 31,
	2022	2021

Due from Langton	$120,075	$3,104,042
Due from minority interest shareholder (Lowell Academy)	120,723	–
Due from Kelly Xu (Lowell Academy)	167,520
Due from Jason Wang as minority interest shareholder (Princeton Education)	24,358	–
Total	$432,676	$3,104,042

Schedule of related parties loan receivable

	As of March 31,
Name	2022	2021

Jason Wang	$–	$91,186
Express	–	99,955
Medical	–	233,134
	–	424,275
Less: current portion of loan receivable	–	(105,898)
Total	$–	$318,377

Schedule of due to related parties

	As of March 31,
Name	2022	2021

Ms. Fan Zhou (a)	$7,149,165	$1,471,191
Minority interest shareholder at MTM Animation (b)	67,488	–
Rusheng Wu	2,369	–
Total	$7,219,022	$1,471,191

(c)	The balance represented unsecured, due on demand and interest free borrowings between the Company and the controlling shareholder, Ms. Fan Zhou. Ms. Fan Zhou periodically provides funds to support the Company’s investment and acquisition when needed. As of March 31, 2022 and 2021, the balance due to Ms. Zhou amounted to $7,149,165 and $1,471,191, respectively.

(d)	Per the purchase agreement, the original shareholder of MTM Animation has right to withdraw their original shareholder advance subsequent to the Closing date. The balance is unsecured, due on demand and interest free. Subsequently to March 31, 2022, the minority shareholder has advanced additional $400,150 (C$500,000) to MTM Animation to support its daily operations.